Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value [Abstract]
Revaluation adjustments	$ (107)	$ (94)	$ 437
Total proceeds from marketable securities	28,800
Impairment loss	100	100
FVOCI [Member]
Fair value [Abstract]
Opening balance	88,667	85,724
Accrued interest	3,647	4,138
Interest received	(974)	(1,101)
Redemptions and disposals of marketable securities	(28,787)	0
Revaluation adjustments	(107)	(94)
Closing balance	$ 62,446	$ 88,667	$ 85,724